Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

Note 5. Notes Payable

On April 27, 2007, the Company borrowed $250,000 from a New York State not-for-profit corporation in exchange for a note payable bearing interest at 5% per annum. The note payable required 84 payments of $3,533 commencing June 1, 2007 and was to mature May 1, 2014. The note payable was secured by all personal property, including accounts receivable, of the Company. The note payable was also personally guaranteed by the Company’s majority stockholder. On September 19, 2011, the outstanding balance of the note payable was $105,797, which included principal of $105,652 and accrued interest of $145. Also on September 19, 2011, the original note payable was rolled into a new $250,000 note payable whereby the original note payable along with accrued interest was repaid and the Company received additional proceeds of $144,203. The new note payable required 84 payments of $3,533 commencing November 1, 2011 and was to mature October 1, 2018. The new note payable was secured by all assets of the Company. The new note payable was also personally guaranteed by the Company’s majority stockholder and another entity owned 100% by the Company’s majority stockholder. During the years ended December 31, 2013 and 2012, interest expense of $9,971 and $10,529 was recognized on the new note payable. As of December 31, 2013 and 2012, the remaining principal balance due on the note payable was $181,723 and $214,154, of which $147,634 and $181,723, respectively, was long-term. As of December 31, 2013 and 2012, no amount was due for accrued interest.

In April 2008, the Company entered into a Financing and Development Agreement with Aquamobile USA, Inc. (“Aquamobile”), a U.S. subsidiary of a Spanish entity in the same business as the Company hoping to expand its operations. Under the agreement, Aquamobile agreed to: (a) loan the Company an aggregate of $1,000,000 in four separate traunches from April 2, 2008 through September 15, 2008, and (b) provide the Company with trademarks and services having a value of $400,000. In exchange, the Company agreed to issue Aquamobile: (a) 6-month unsecured promissory notes payable bearing interest at 8% per annum and (b) warrants to purchase: (i) 20,000 common shares at $40 per share expiring October 29, 2008, (ii) 6,260 common shares at $40 per share expiring June 16, 2013 and (iii) 8,740 common shares at $40 per share expiring September 15, 2013. During 2008, the Company received from Aquamobile aggregate proceeds of $740,000 (which included the first three traunches and a portion of the final traunche), but did not receive any of the trademarks or services. At 15 days past maturity, each note payable incurred a 5% late fee. In addition, upon default, the notes payable began bearing interest at 11% per annum (the default interest rate). During the years ended December 31, 2013 and 2012, interest expense of $82,531 and $82,757 was recognized on the notes payable. As of December 31, 2013 and 2012, the remaining principal balance due on the notes payable was $740,000, all of which is short-term. As of December 31, 2013 and 2012, accrued interest on the notes payable was $483,154 and $400,623, respectively.

Notes payable consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Note payable - originating April 2, 2008; no monthly payments required; bearing interest at 8%; matured October 2, 2008 [A]	$118,000	$118,000

Note payable - originating May 30, 2008; no monthly payments required; bearing interest at 8%; matured November 30, 2008 [A]	282,000	282,000

Note payable - originating June 16, 2008; no monthly payments required; bearing interest at 8%; matured December 16, 2008 [A]	250,000	250,000

Notes payable - originating October 2, 2008 through December 1, 2008; no monthly payments required; bearing interest at 8%; matured April 2, 2009 through June 1, 2009 [A]	90,000	90,000

Note payable - originating September 19, 2011; requiring 84 monthly payments of $3,533 commencing November 1, 2011; bearing interest at 5%; maturing October 1, 2018	181,723	214,154

Total	921,723	954,154
Less: Current maturities	774,089	772,431
Amount due after one year	$147,634	$181,723

[A] - note in default as of respective maturity date.

Future maturities of notes payable are as follows:

Year Ending December 31,
2014	$774,089
2015	35,834
2016	37,668
2017	39,594
2018	34,538
Thereafter	-
$921,723